Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies and Recent Accounting Pronouncements
Major Charterers
Charterer
	2014	2013
A	50%	61%
B	36%	39%
C	14%	—%
	100%	100%